Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

Pay versus Performance

Pursuant to the Dodd-Frank Act and Item 402(v) of Regulation S-K, we are required to provide the following information regarding the relationship between executive compensation paid to our named executive officers and Vericel’s financial performance for each of the last five completed calendar years. In determining the Compensation Actually Paid (or “CAP”) to our Principal Executive Officer, who is our CEO, and our other named executive officers, we are required to make various adjustments to the amounts that have been previously reported in the Summary Compensation Table, as summarized below. The CAP amounts reflected in the table below do not reflect the actual amount of compensation earned by or paid to our named executive officers during the applicable year. For information regarding decisions made by our Compensation Committee with respect to executive compensation, refer to the “Compensation Discussion and Analysis” section of this Proxy Statement.

	Summary Compensation Table Total for CEO	Compensation Actually Paid to CEO(1)	Average Summary Compensation Table Total for Other NEOs(2)	Average Compensation Actually Paid to Other NEOs(1)(2)	Value of Initial $100 Investment Based On:
Year					Vericel TSR(3)	NASDAQ Biotechnology Index TSR(3)	Net Income ($M)(4)	Total Net Revenue ($M)(5)
2024	$10,237,525	$18,758,303	$2,703,655	$4,246,598	$316	$114	$10	$237
2023	$7,056,422	$11,004,672	$1,918,083	$2,851,775	$205	$115	$-3	$198
2022	$8,708,367	$905,166	$2,398,900	$467,192	$151	$111	$-17	$164
2021	$13,183,295	$15,233,917	$3,459,670	$3,204,518	$226	$125	$-7	$156
2020	$4,412,718	$10,300,425	$1,158,216	$1,740,344	$177	$126	$3	$124
(1)	To calculate CAP, the following amounts were deducted from and added to the applicable Summary Compensation Table total compensation:

		CEO
		2020		2021		2022		2023		2024
	Summary Compensation Table Total		$4,412,718		$13,183,295		$8,708,367		$7,056,422		$10,237,525
Less:	Grant Date Fair Value of Stock and Option Awards in the Covered Year	-$	3,218,783	-$	11,819,409	-$	7,288,603	-$	5,513,083	-$	8,680,435
Plus:	Fair Value at Year-End of Unvested Stock and Option Awards Granted in the Covered Year*	+$	5,022,331	+$	6,387,501	+$	4,402,751	+$	5,834,763	+$	8,700,718
Plus:	Fair Value of Stock and Option Awards Granted in the Covered Year that Vested in the Covered Year*	+$	522,347	+$	1,618,248	+$	724,137	+$	711,181	+$	1,038,836
	Change in Fair Value of Unvested Stock and Option Awards Granted in Prior Years*	+$	3,550,577	+$	1,965,721	-$	3,564,080	+$	1,963,617	+$	4,861,123
	Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year*	+$	11,235	+$	3,898,560	-$	2,077,406	+$	951,771	+$	2,600,537
=	Compensation Actually Paid		$10,300,425		$15,233,917		$905,166		$11,004,672		$18,758,303

		Average of Other NEOs
		2020		2021		2022		2023		2024
	Summary Compensation Table Total		$1,158,216		$3,459,670		$2,398,900		$1,918,083		$2,703,655
Less:	Grant Date Fair Value of Stock and Option Awards in the Covered Year	-$	714,993	-$	2,945,499	-$	1,748,862	-$	1,198,907	-$	2,049,743
Plus:	Fair Value at Year-End of Unvested Stock and Option Awards Granted in the Covered Year*	+$	756,348	+$	1,626,544	+$	1,056,425	+$	1,275,999	+$	2,095,233
Plus:	Fair Value of Stock and Option Awards Granted in the Covered Year that Vested in the Covered Year*	+$	83,133	+$	271,626	+$	173,955	+$	147,705	+$	180,724
	Change in Fair Value of Unvested Stock and Option Awards Granted in Prior Years*	+$	636,734	+$	299,760	-$	902,246	+$	445,775	+$	832,854
	Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year*	+$	5,675	+$	594,099	-$	510,980	+$	263,119	+$	483,874
Less:	Fair Value of Stock and Option Awards Forfeited During the Covered Year*	-$	184,769	-$	101,683	+$	0	+$	0	+$	0
=	Compensation Actually Paid		$1,740,344		$3,204,518		$467,192		$2,851,775		$4,246,598

*	All stock option valuations included in “Compensation Actually Paid” values were performed using the Black-Scholes option pricing model in a manner generally consistent with the process used to determine stock option grant date fair values under ASC718 (refer to our Annual Report on Form 10-K for the year ending December 31, 2024 for additional detail).

(2)	The other NEOs in each covered year were as follows:
2024 – Joe Mara, Michael Halpin, Sean Flynn, Jonathan Hopper, Karen Mahoney; 2023 – Joe Mara, Michael Halpin, Jonathan Hopper, Sean Flynn; 2022 – Joe Mara, Michael Halpin, Sean Flynn, Jonathan Hopper; 2021 – Joe Mara, Michael Halpin, Sean Flynn, Jonathan Hopper, Sandra Pennell; 2020 – Michael Halpin, Sean Flynn, Jonathan Hopper, Gerard Michel, Sandra Pennell.

(3)	TSR is cumulative for the measurement period, calculated in accordance with Item 201(e) of Regulation S-K. Our TSR Peer Group are members of the NASDAQ Biotechnology Index.
(4)	Reflects net Income as shown in the Company’s Annual Report on Form 10-K for the years ending on December 31, 2024, 2023, 2022, 2021 and 2020.
(5)	Reflects total net revenue, the “company-selected measure” as shown in the Company’s Annual Report on Form 10-K for the years ending on December 31, 2024, 2023, 2022, 2021 and 2020.

Company Selected Measure Name		Total Net Revenue
Named Executive Officers, Footnote

(2)	The other NEOs in each covered year were as follows:
2024 – Joe Mara, Michael Halpin, Sean Flynn, Jonathan Hopper, Karen Mahoney; 2023 – Joe Mara, Michael Halpin, Jonathan Hopper, Sean Flynn; 2022 – Joe Mara, Michael Halpin, Sean Flynn, Jonathan Hopper; 2021 – Joe Mara, Michael Halpin, Sean Flynn, Jonathan Hopper, Sandra Pennell; 2020 – Michael Halpin, Sean Flynn, Jonathan Hopper, Gerard Michel, Sandra Pennell.

Peer Group Issuers, Footnote		TSR is cumulative for the measurement period, calculated in accordance with Item 201(e) of Regulation S-K. Our TSR Peer Group are members of the NASDAQ Biotechnology Index.
PEO Total Compensation Amount		$ 10,237,525	$ 7,056,422	$ 8,708,367	$ 13,183,295	$ 4,412,718
PEO Actually Paid Compensation Amount	[1]	$ 18,758,303	11,004,672	905,166	15,233,917	10,300,425
Adjustment To PEO Compensation, Footnote [Text Block]

		CEO
		2020		2021		2022		2023		2024
	Summary Compensation Table Total		$4,412,718		$13,183,295		$8,708,367		$7,056,422		$10,237,525
Less:	Grant Date Fair Value of Stock and Option Awards in the Covered Year	-$	3,218,783	-$	11,819,409	-$	7,288,603	-$	5,513,083	-$	8,680,435
Plus:	Fair Value at Year-End of Unvested Stock and Option Awards Granted in the Covered Year*	+$	5,022,331	+$	6,387,501	+$	4,402,751	+$	5,834,763	+$	8,700,718
Plus:	Fair Value of Stock and Option Awards Granted in the Covered Year that Vested in the Covered Year*	+$	522,347	+$	1,618,248	+$	724,137	+$	711,181	+$	1,038,836
	Change in Fair Value of Unvested Stock and Option Awards Granted in Prior Years*	+$	3,550,577	+$	1,965,721	-$	3,564,080	+$	1,963,617	+$	4,861,123
	Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year*	+$	11,235	+$	3,898,560	-$	2,077,406	+$	951,771	+$	2,600,537
=	Compensation Actually Paid		$10,300,425		$15,233,917		$905,166		$11,004,672		$18,758,303

Non-PEO NEO Average Total Compensation Amount	[2]	$ 2,703,655	1,918,083	2,398,900	3,459,670	1,158,216
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[2]	$ 4,246,598	2,851,775	467,192	3,204,518	1,740,344
Adjustment to Non-PEO NEO Compensation Footnote

		Average of Other NEOs
		2020		2021		2022		2023		2024
	Summary Compensation Table Total		$1,158,216		$3,459,670		$2,398,900		$1,918,083		$2,703,655
Less:	Grant Date Fair Value of Stock and Option Awards in the Covered Year	-$	714,993	-$	2,945,499	-$	1,748,862	-$	1,198,907	-$	2,049,743
Plus:	Fair Value at Year-End of Unvested Stock and Option Awards Granted in the Covered Year*	+$	756,348	+$	1,626,544	+$	1,056,425	+$	1,275,999	+$	2,095,233
Plus:	Fair Value of Stock and Option Awards Granted in the Covered Year that Vested in the Covered Year*	+$	83,133	+$	271,626	+$	173,955	+$	147,705	+$	180,724
	Change in Fair Value of Unvested Stock and Option Awards Granted in Prior Years*	+$	636,734	+$	299,760	-$	902,246	+$	445,775	+$	832,854
	Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year*	+$	5,675	+$	594,099	-$	510,980	+$	263,119	+$	483,874
Less:	Fair Value of Stock and Option Awards Forfeited During the Covered Year*	-$	184,769	-$	101,683	+$	0	+$	0	+$	0
=	Compensation Actually Paid		$1,740,344		$3,204,518		$467,192		$2,851,775		$4,246,598

Compensation Actually Paid vs. Total Shareholder Return		Compensation Actually Paid versus TSR 2020-2024
Compensation Actually Paid vs. Net Income		Compensation Actually Paid versus Net Income 2020-2024
Compensation Actually Paid vs. Company Selected Measure		Compensation Actually Paid versus Revenue 2020-2024
Total Shareholder Return Vs Peer Group
Tabular List, Table

Tabular List of Financial Performance Measures

The following measures in our assessment represent the most important financial performance measures that link compensation actually paid to our named executive officers, for 2024, to Vericel’s performance:

1.	Total Net Revenue
2.	Stock Price
3.	Budget expense (excluding depreciation, amortization and stock-based compensation, and unusual one-time expenses or changes in accounting methodology)

Total Shareholder Return Amount	[3]	$ 316	205	151	226	177
Peer Group Total Shareholder Return Amount	[3]	114	115	111	125	126
Net Income (Loss) Attributable to Parent	[4]	$ 10,000,000	$ (3,000,000)	$ (17,000,000)	$ (7,000,000)	$ 3,000,000
Company Selected Measure Amount	[5]	237,000,000	198,000,000	164,000,000	156,000,000	124,000,000
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Total Net Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Stock Price
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Budget expense (excluding depreciation, amortization and stock-based compensation, and unusual one-time expenses or changes in accounting methodology)
PEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (8,680,435)	$ (5,513,083)	$ (7,288,603)	$ (11,819,409)	$ (3,218,783)
PEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[6]	8,700,718	5,834,763	4,402,751	6,387,501	5,022,331
PEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[6]	1,038,836	711,181	724,137	1,618,248	522,347
PEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[6]	4,861,123	1,963,617	(3,564,080)	1,965,721	3,550,577
PEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[6]	2,600,537	951,771	(2,077,406)	3,898,560	11,235
Non-PEO NEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(2,049,743)	(1,198,907)	(1,748,862)	(2,945,499)	(714,993)
Non-PEO NEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[6]	2,095,233	1,275,999	1,056,425	1,626,544	756,348
Non-PEO NEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[6]	180,724	147,705	173,955	271,626	83,133
Non-PEO NEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[6]	832,854	445,775	(902,246)	299,760	636,734
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[6]	483,874	263,119	(510,980)	594,099	5,675
Non-PEO NEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[6]	$ 0	$ 0	$ 0	$ (101,683)	$ (184,769)

[1]	To calculate CAP, the following amounts were deducted from and added to the applicable Summary Compensation Table total compensation:
[2]	The other NEOs in each covered year were as follows: 2024 – Joe Mara, Michael Halpin, Sean Flynn, Jonathan Hopper, Karen Mahoney; 2023 – Joe Mara, Michael Halpin, Jonathan Hopper, Sean Flynn; 2022 – Joe Mara, Michael Halpin, Sean Flynn, Jonathan Hopper; 2021 – Joe Mara, Michael Halpin, Sean Flynn, Jonathan Hopper, Sandra Pennell; 2020 – Michael Halpin, Sean Flynn, Jonathan Hopper, Gerard Michel, Sandra Pennell.
[3]	TSR is cumulative for the measurement period, calculated in accordance with Item 201(e) of Regulation S-K. Our TSR Peer Group are members of the NASDAQ Biotechnology Index.
[4]	Reflects net Income as shown in the Company’s Annual Report on Form 10-K for the years ending on December 31, 2024, 2023, 2022, 2021 and 2020.
[5]	Reflects total net revenue, the “company-selected measure” as shown in the Company’s Annual Report on Form 10-K for the years ending on December 31, 2024, 2023, 2022, 2021 and 2020.
[6]	All stock option valuations included in “Compensation Actually Paid” values were performed using the Black-Scholes option pricing model in a manner generally consistent with the process used to determine stock option grant date fair values under ASC718 (refer to our Annual Report on Form 10-K for the year ending December 31, 2024 for additional detail).